VGE-Q3

Quarterly Report
September 30, 2025
MFS®  Global Equity Series

MFS® Variable Insurance Trust

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 5.6%
Honeywell International, Inc.	3,589	$755,485
Melrose Industries PLC	86,095	709,360
MTU Aero Engines Holding AG	751	344,661
Rolls-Royce Holdings PLC	29,000	464,125
		$2,273,631
Airlines – 0.9%
Aena SME S.A.	13,897	$380,763
Alcoholic Beverages – 5.9%
Carlsberg A.S., “B”	1,728	$200,792
Davide Campari-Milano N.V.	71,689	451,974
Diageo PLC	19,675	468,380
Heineken N.V.	6,606	515,934
Pernod Ricard S.A.	7,675	754,647
		$2,391,727
Apparel Manufacturers – 4.5%
Burberry Group PLC (a)	13,238	$208,931
Compagnie Financiere Richemont S.A.	3,367	646,056
Hermes International	78	191,289
LVMH Moet Hennessy Louis Vuitton SE	1,235	755,677
		$1,801,953
Automotive – 0.8%
Aptiv PLC (a)	3,803	$327,895
Broadcasting – 0.9%
Walt Disney Co.	3,158	$361,591
Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	11,115	$1,061,149
Deutsche Boerse AG	917	245,748
London Stock Exchange Group PLC	2,842	326,353
		$1,633,250
Business Services – 7.1%
Accenture PLC, “A”	1,937	$477,664
Cognizant Technology Solutions Corp., “A”	2,680	179,748
Compass Group PLC	5,554	188,906
Equifax, Inc.	771	197,785
Experian PLC	8,519	429,036
Fidelity National Information Services, Inc.	4,110	271,013
Fiserv, Inc. (a)	2,870	370,029
Intertek Group PLC	4,246	271,427
TransUnion	5,481	459,198
		$2,844,806
Computer Software – 6.2%
Check Point Software Technologies Ltd. (a)	2,185	$452,098
Microsoft Corp.	2,591	1,342,009
Oracle Corp.	1,288	362,237
Salesforce, Inc.	1,418	336,066
		$2,492,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.4%
Amadeus IT Group S.A.	9,189	$727,280
Cap Gemini S.A.	4,462	649,297
Samsung Electronics Co. Ltd.	6,784	405,672
		$1,782,249
Construction – 1.8%
CRH PLC	3,036	$364,017
James Hardie Industries PLC (a)	18,816	361,455
		$725,472
Consumer Products – 1.9%
Haleon PLC	83,747	$378,280
International Flavors & Fragrances, Inc.	6,085	374,471
		$752,751
Electrical Equipment – 5.6%
Amphenol Corp., “A”	3,430	$424,462
Legrand S.A.	4,534	756,323
Schneider Electric SE	3,816	1,077,278
		$2,258,063
Electronics – 0.9%
Hoya Corp.	1,500	$207,678
Microchip Technology, Inc.	2,344	150,532
		$358,210
Food & Beverages – 1.3%
Nestle S.A.	5,816	$533,855
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	1,122	$292,214
Whitbread PLC	3,731	162,427
		$454,641
Insurance – 3.8%
Aon PLC	1,277	$455,353
Willis Towers Watson PLC	3,165	1,093,349
		$1,548,702
Interactive Media Services – 3.0%
Alphabet, Inc., “A”	5,025	$1,221,577
Machinery & Tools – 0.6%
Carrier Global Corp.	4,027	$240,412
Major Banks – 5.1%
Erste Group Bank AG	3,085	$301,346
Goldman Sachs Group, Inc.	748	595,670
National Bank of Greece S.A.	22,333	325,288
UBS Group AG	20,463	841,205
		$2,063,509
Medical Equipment – 12.3%
Abbott Laboratories	3,172	$424,858
Becton, Dickinson and Co.	4,576	856,490
Cooper Companies, Inc. (a)	6,422	440,292
Medtronic PLC	11,397	1,085,450
Olympus Corp.	25,600	323,884
STERIS PLC	2,081	514,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	1,714	$831,324
Waters Corp. (a)	1,560	467,704
		$4,944,925
Other Banks & Diversified Financials – 5.6%
American Express Co.	2,083	$691,889
Grupo Financiero Banorte S.A. de C.V.	11,815	119,018
Julius Baer Group Ltd.	2,354	163,728
Visa, Inc., “A”	3,709	1,266,178
		$2,240,813
Pharmaceuticals – 3.1%
Merck KGaA	4,221	$542,946
Roche Holding AG	2,190	720,798
		$1,263,744
Railroad & Shipping – 3.7%
Canadian National Railway Co.	4,520	$426,236
Canadian Pacific Kansas City Ltd.	8,186	609,775
Union Pacific Corp.	1,841	435,157
		$1,471,168
Specialty Chemicals – 4.6%
Air Liquide S.A.	1,816	$377,930
Air Products & Chemicals, Inc.	1,597	435,534
Linde PLC	1,524	723,900
Symrise AG	3,652	318,253
		$1,855,617
Specialty Stores – 2.0%
Amazon.com, Inc. (a)	3,606	$791,769
Telecom - Infrastructure – 1.0%
Cellnex Telecom S.A.	11,476	$397,902
Telecom Services – 1.3%
Comcast Corp., “A”	16,080	$505,234
Total Common Stocks		$39,918,639
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.19% (v)	112,183	$112,194

Other Assets, Less Liabilities – 0.6%		225,752
Net Assets – 100.0%		$40,256,585

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $112,194 and
$39,918,639, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$21,184,628	$—	$—	$21,184,628
France	—	4,562,441	—	4,562,441
United Kingdom	653,031	2,954,194	—	3,607,225
Switzerland	533,855	2,371,787	—	2,905,642
Spain	—	1,505,945	—	1,505,945
Germany	344,661	1,106,947	—	1,451,608
Canada	1,036,011	—	—	1,036,011
Japan	531,562	—	—	531,562
Netherlands	—	515,934	—	515,934
Other Countries	2,292,355	325,288	—	2,617,643
Investment Companies	112,194	—	—	112,194
Total	$26,688,297	$13,342,536	$—	$40,030,833
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$199,383	$7,189,825	$7,277,114	$111	$(11)	$112,194

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,996	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
United States	53.3%
France	11.4%
United Kingdom	9.0%
Switzerland	7.2%
Spain	3.8%
Germany	3.6%
Canada	2.6%
Japan	1.3%
Netherlands	1.3%
Other Countries	6.5%